Financial liabilities - Interest-bearing liabilities (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 01, 2021 EUR (€)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Financial liabilities
Total non-current liabilities	€ 53,176	€ 15,394	€ 18,078
Total current liabilities	6,946	7,145	6,020
Total non-current and current liabilities	60,122	22,539	24,098
Total loans
Financial liabilities
Total non-current liabilities	40,051		401
Total current liabilities	4,635	3,815	2,492
Secured bank loans
Financial liabilities
Total non-current liabilities	40,051		401
Total current liabilities	1,261	505	567
Short term deposits pledged as security	427	938			€ 1,500
Other bank loans
Financial liabilities
Total current liabilities			387
Total non-current and current liabilities | $				$ 387
Bank overdrafts
Financial liabilities
Total current liabilities	3,374	3,310	1,538
Lease liabilities
Financial liabilities
Total non-current liabilities	13,125	15,394	17,677
Total current liabilities	2,311	3,330	3,528
Total non-current and current liabilities	€ 15,436	€ 18,724	€ 21,205